Schedule of Investments
May 31, 2026 (unaudited)
Archer Focus Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 98.23%

Auto Controls For Regulating Residential & Commercial Environments - 1.01%
Trane Technologies plc (Ireland) (2)	86	38,812

Beverages - 1.00%
The Coca Cola Co.	490	38,715

Commercial Banks, NEC - 2.00%
Inter & Co, Inc. (2)	12,485	77,032

Computer Communications Equipment - 1.10%
Arista Networks, Inc. (2)	265	42,260

Computer Peripheral Equipment - 1.61%
Fortinet, Inc. (2)	450	62,087

Construction Machinery & Equipment - 2.41%
Caterpillar, Inc.	106	92,842

Crude Petroleum & Natural Gas - 2.26%
APA Corp. (2)	2,390	87,068

Electronic Computers - 5.80%
Apple, Inc.	717	223,747

Fire, Marine & Casualty Insurance - 2.35%
Berkshire Hathaway, Inc. Class B	191	90,626

General Industrial Machinery & Equipment, NEC - 0.89%
Illinois Tool Works, Inc.	139	34,372

Guided Missiles & Space Vehicles & Parts - 0.80%
Lockheed Martin Corp.	58	30,766

Hospital & Medical Service Plans - 1.31%
UnitedHealth Group, Inc.	133	50,581

Industrial Inorganic Chemicals - 1.02%
Linde plc	79	39,318

Men's & Boys' Furnishgs, Work Clothg, & Allied Garments - 0.83%
Cintas Corp.	187	32,026

Natural Gas Distribution - 0.91%
Atmos Energy Corp.	207	35,010

Oil & Gas Filed Machinery & Equipment - 1.67%
Schlumberger Limited NV	1,183	64,533

Oil Royalty Traders - 0.72%
Texas Pacific Land Corp. (2)	71	27,903

Operative Builders - 1.00%
D.R. Horton, Inc.	261	38,390

Optical Instruments & Lenses - 3.24%
KLA Corp.	65	124,911

Pharmaceutical Preparations - 7.33%
Abbott Laboratories	340	29,104
Eli Lilly and Co.	132	145,860
Johnson & Johnson	310	69,852
Merck & Co., Inc. (2)	321	38,109

		282,925

Pumps & Pumping Equipment - 2.41%
Gorman Rupp Co.	1,240	92,938

Retail-Radio Tv & Consumer Electronics Stores - 1.82%
Qualcomm, Inc. (2)	279	70,035

Retail-Auto Dealers & Gasoline Stations - 2.16%
Murphy USA, Inc.	165	83,495

Retail-Eating Places - 0.86%
Chipotle Mexican Grill, Inc. (2)	1,044	33,262

Retail-Family Clothing Stores - 3.31%
TJX Companies, Inc.	826	127,824

Retail-Home Furniture, Furnishings & Equipment Stores - 1.07%
Williams-Sonoma, Inc.	202	41,121

Retail - Variety Stores - 2.30%
Costco Wholesale Corp. (2)	56	53,554
WalMart, Inc.	303	35,072

		88,626

Rubber & Plastics Footwear - 0.81%
Nike, Inc. Class B (2)	675	31,205

Search, Detection, Navigation, Guidance, Aeronautical Systems - 0.96%
Garmin, Ltd.	158	36,959

Semiconductors & Related Devices - 10.48%
Applied Materials, Inc.	217	97,663
Diodes, Inc.	875	92,155
NVDIA Corp.	1,015	214,307

		404,125

Services-Business Services, NEC - 6.08%
Accenture plc Class A (Ireland) (2)	187	34,982
Mastercard, Inc.	183	90,398
Visa, Inc. Class A	335	109,331

		234,711

Services-Computer Processing & Data Preparation - 0.97%
Automatic Data Processing	169	37,491

Services- Computer Programming, Data Processing, Etc.- 9.70%
Alphabet, Inc. Class A (2)	487	185,226
Applovin Corp. (2)	81	49,660
Meta Platforms, Inc. Class A	220	139,152

		374,038

Services-Prepackaged Software - 9.07%
Adobe, Inc. (2)	207	53,656
Docebo, Inc.	4,750	86,830
Microsoft Corp.	465	209,362

		349,848

Services-Video Tape Rental - 1.73%
Netflix, Inc. (2)	777	66,838

Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics - 0.88%
The Procter & Gamble Co. (2)	236	33,880

Special Industry Machinery, NEC - 4.37%
Lam Research Corp.	530	168,635

Total Common Stock	(Cost $ 3,250,596)	3,788,954

Money Market Registered Investment Companies - 1.78%

Morgan Stanley Institutional Liquidity Treasury Portfolio - Institutional Class - 3.47% (3)	68,607	68,607

Total Money Market Registered Investment Companies	(Cost $ 68,607)	68,607

Total Investments - 100.01%	(Cost $ 3,319,203)	3,857,561

Liabilities Less Other Assets - (0.01%)		(246)

Total Net Assets - 100.00%		3,857,315

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of May 29, 2026 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 - Quoted Prices	$3,857,561	$0
Level 2 - Other Significant Observable Inputs	0	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$3,857,561	$0

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) Variable rate security; the coupon rate shown represents the yield at May 31, 2026.